Consolidated Statements of Income and Comprehensive Income (unaudited) - Q3 - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenues:
Gross written premiums	$ 47,823	$ 45,798	$ 141,012	$ 131,840
Ceded written premiums	(14,177)	(26,919)	(23,910)	(77,137)
Net written premiums	33,646	18,879	117,102	54,703
Change in unearned premiums	(672)	(600)	(21,748)	(2,967)
Net earned premiums	32,974	18,279	95,354	51,736
Net investment income	1,894	1,436	5,389	4,027
Net realized investment (losses) gains	0	(8)	383	8
Other income	0	128	136	443
Total revenues	34,868	19,835	101,262	56,214
Expenses:
Losses and loss adjustment expenses	15,949	10,369	51,526	27,648
Underwriting, acquisition and insurance expenses	6,302	46	19,031	408
Other expenses	523	468	1,469	1,481
Total expenses	22,774	10,883	72,026	29,537
Income before income taxes	12,094	8,952	29,236	26,677
Total income tax expense	4,112	3,008	9,940	9,008
Net income	7,982	5,944	19,296	17,669
Other comprehensive income:
Unrealized gains (losses), net of taxes of $(1) and $2,700 in 2016 and $63 and $(590) in 2015	(1)	118	5,016	(1,095)
Total comprehensive income	$ 7,981	$ 6,062	$ 24,312	$ 16,574
Earnings per share:
Basic (in dollars per share)	$ 0.24	$ 0	$ 0.24	$ 0
Diluted (in dollars per share)	$ 0.24	$ 0	$ 0.24	$ 0
Weighted-average common shares outstanding:
Basic (in shares)	20,656,207	0	20,656,207	0
Diluted (in shares)	20,741,400	0	20,741,400	0
Cash dividends paid per common share (in dollars per share)	$ 0.05	$ 0	$ 0.05	$ 0
Class A Common Stock [Member]
Earnings per share:
Basic (in dollars per share)	0.19	0.40	0.98	1.20
Diluted (in dollars per share)	$ 0.19	$ 0.40	$ 0.98	$ 1.20
Weighted-average common shares outstanding:
Basic (in shares)	14,110,967	13,795,530	13,844,221	13,795,530
Diluted (in shares)	14,110,967	13,795,530	13,844,221	13,795,530
Class B Common Stock [Member]
Earnings per share:
Basic (in dollars per share)	$ 0.21	$ 0.27	$ 0.48	$ 0.83
Diluted (in dollars per share)	$ 0.20	$ 0.27	$ 0.46	$ 0.81
Weighted-average common shares outstanding:
Basic (in shares)	1,681,685	1,477,800	1,573,702	1,381,055
Diluted (in shares)	1,817,679	1,477,800	1,643,618	1,408,661